Description of Organization and Business Operations (Details)			6 Months Ended	10 Months Ended	12 Months Ended
	Jun. 15, 2023 USD ($) $ / shares shares	May 27, 2021 USD ($) $ / shares shares	Jun. 30, 2023 USD ($) shares $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2022 USD ($) shares $ / shares	Dec. 31, 2021 USD ($) $ / shares	May 17, 2023 USD ($)	Apr. 17, 2023 USD ($)	Aug. 25, 2021 $ / shares
Subsidiary, Sale of Stock [Line Items]
Cash			$ 2,029,000	$ 11,805,000	$ 5,758,000	$ 11,805,000
Aggregate purchase price						407,000
Advances due to related party			$ 470,000	$ 0	$ 470,000	$ 0
Stock Issued During Period, Shares, Issued for Services | shares					1,000,000
Common shares, par value, (per share) | $ / shares			$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001			$ 0.0001
Maximum [Member]
Subsidiary, Sale of Stock [Line Items]
Stock Issued During Period, Shares, Issued for Services | shares					1,375,000
Fifth Wall Acquisition Corp Three [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued | shares			907,000		907,000
Shares issued price per share | $ / shares			$ 10		$ 10
Condition for future business combination use of proceeds percentage			80		80
Condition For Future Business Combination Threshold Percentage Ownership			50		50
Condition For Future Business Combination Threshold Net Tangible Assets			$ 5,000,001		$ 5,000,001
Redemption limit percentage without prior consent			15		15
Obligation to redeem Public Shares if entity does not complete a Business Combination (as a percent)			100.00%		100.00%
Lock in period for redemption of public shares after closing of IPO			24 months		24 months
Threshold business days for redemption of public shares			10 days		10 days
Maximum net interest to pay dissolution expenses			$ 100,000		$ 100,000
Cash			55,000		443,000
Working capital deficit			$ 3,600,000		$ 1,100,000
Aggregate purchase price				$ 25,000
Net tangible assets								$ 5,000,001
Number Of Shares Issued | shares			1.2		1.2
Fund raised from third party				$ 108,892	$ 0
Number of consecutive trading days	5 days
Common shares, par value, (per share) | $ / shares			$ 0.0001	$ 0.0001	$ 0.0001	0.0001
Fifth Wall Acquisition Corp Three [Member] | PIPE Investments [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of Stock, Price Per Share | $ / shares			$ 10		$ 10
Fund raised from third party			$ 40,000,000		$ 40,000,000
Stock Issued During Period, Shares, Issued for Services | shares			1,200,000		1,200,000
Fifth Wall Acquisition Corp Three [Member] | Seller Lock-up Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Description Of Transfer Of Share Term			six (6) months		six (6) months
Fifth Wall Acquisition Corp Three [Member] | Sponsor Lock-up Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Description Of Transfer Of Share Term			six (6) months		six (6) months
Initial Public Offering [Member] | Fifth Wall Acquisition Corp Three [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued | shares		27,500,000
Shares issued price per share | $ / shares		$ 10	$ 10		$ 10
Proceeds received from initial public offering, gross		$ 275,000,000
Transaction costs		16,100,000
Deferred underwriting fee payable		$ 9,600,000
Over-allotment option [Member] | Fifth Wall Acquisition Corp Three [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued | shares		2,500,000
Shares issued price per share | $ / shares		$ 10
Class A ordinary shares [Member]
Subsidiary, Sale of Stock [Line Items]
Common shares, par value, (per share) | $ / shares					$ 0.0001
Class A ordinary shares [Member] | Fifth Wall Acquisition Corp Three [Member]
Subsidiary, Sale of Stock [Line Items]
Common Stock, Conversion Basis			one-for-one		one-for-one
Common shares, par value, (per share) | $ / shares			$ 0.0001	0.0001	$ 0.0001	0.0001
Class A ordinary shares [Member] | Fifth Wall Acquisition Corp Three [Member] | Redemption limitation agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Net tangible assets							$ 5,000,001
Class A ordinary shares [Member] | Initial Public Offering [Member] | Fifth Wall Acquisition Corp Three [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued | shares		27,500,000
Class A ordinary shares [Member] | Private Placement [Member] | Fifth Wall Acquisition Corp Three [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued | shares		907,000	907,000		907,000
Shares issued price per share | $ / shares		$ 10
Proceeds received from initial public offering, gross		$ 9,100,000
Share Price | $ / shares			$ 10		$ 10
Founder Shares [Member] | Fifth Wall Acquisition Corp Three [Member]
Subsidiary, Sale of Stock [Line Items]
Aggregate purchase price			$ 25,000		$ 25,000
Advances due to related party			109,000		109,000
Proceeds from Issuance or Sale of Equity			$ 40,000,000		$ 40,000,000
Stock UnIssued During Period | shares			2,062,500		2,062,500
Stock Issued During Period, Shares, Issued for Services | shares			1,375,000		1,000,000
Founder Shares [Member] | Fifth Wall Acquisition Corp Three [Member] | Maximum [Member]
Subsidiary, Sale of Stock [Line Items]
Proceeds from Issuance or Sale of Equity			$ 50,000,000		$ 50,000,000
Stock Issued During Period, Shares, Issued for Services | shares			1,375,000		1,375,000
Founder Shares [Member] | Fifth Wall Acquisition Corp Three [Member] | Second amendment and restated sponsor agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Stock Issued During Period, Shares, Issued for Services | shares	4,775,000
Founder Shares [Member] | Equals to or exceeds thirteen point zero zero [Member] | Fifth Wall Acquisition Corp Three [Member] | Second amendment and restated sponsor agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Share based compensation arrangement by share based payment award award vesting date	Dec. 31, 2026
Share Price | $ / shares	$ 13
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested, Number of Shares | shares	1,000,000
Founder Shares [Member] | Equals or Exceed Twenty Point zero zero [Member] | Fifth Wall Acquisition Corp Three [Member]
Subsidiary, Sale of Stock [Line Items]
Share based compensation arrangement by share based payment award award vesting date			Dec. 31, 2028		Dec. 31, 2028
Share Price | $ / shares			$ 20		$ 20
Number of consecutive trading days			5 days		5 days
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested, Number of Shares | shares			1,658,750		1,658,750
Founder Shares [Member] | Equals Or Exceed sixteen point zero zero [Member] | Fifth Wall Acquisition Corp Three [Member]
Subsidiary, Sale of Stock [Line Items]
Share based compensation arrangement by share based payment award award vesting date			Dec. 31, 2026		Dec. 31, 2026
Share Price | $ / shares			$ 16		$ 16
Number of consecutive trading days			5 days		5 days
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested, Number of Shares | shares			1,658,750		1,658,750
Founder Shares [Member] | Equals Or Exceed sixteen point zero zero [Member] | Fifth Wall Acquisition Corp Three [Member] | Second amendment and restated sponsor agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Share based compensation arrangement by share based payment award award vesting date	Dec. 31, 2028
Share Price | $ / shares	$ 16
Number of consecutive trading days	5 days
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested, Number of Shares | shares	1,000,000
Series Two Preferred Stock [Member] | Fifth Wall Acquisition Corp Three [Member] | New Pipe Investors Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Temporary equity subscribed but not issued value	$ 46,000,000
Temporary equity issue price per share | $ / shares	$ 1,000
Temporary equity shares subscribed but not issued | shares	46,000
Class B ordinary shares [Member]
Subsidiary, Sale of Stock [Line Items]
Common shares, par value, (per share) | $ / shares					$ 0.0001
Class B ordinary shares [Member] | Fifth Wall Acquisition Corp Three [Member]
Subsidiary, Sale of Stock [Line Items]
Common Stock, Conversion Basis			one-for-one		one-for-one
Common shares, par value, (per share) | $ / shares			$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001